Schedule of Investments (unaudited)
April 30, 2025
iShares® Genomics Immunology and Healthcare ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 0.9%
AbCellera Biologics Inc.(a)(b)	391,872	$1,022,786
Denmark — 4.6%
Genmab A/S(a)	24,191	5,129,426
France — 6.1%
Sanofi SA	54,498	5,961,636
Valneva SE(a)(b)	240,332	795,058
		6,756,694
Germany — 4.1%
BioNTech SE, ADR(a)(b)	43,563	4,537,087
Hong Kong — 6.0%
BeiGene Ltd.(a)	333,000	6,729,763
Japan — 5.3%
Ono Pharmaceutical Co. Ltd.	40,900	470,797
Takeda Pharmaceutical Co. Ltd.	181,600	5,493,146
		5,963,943
South Korea — 1.1%
SK Bioscience Co. Ltd.(a)	45,319	1,264,350
Switzerland — 5.3%
Roche Holding AG, NVS	18,114	5,923,031
United Kingdom — 11.1%
AstraZeneca PLC	39,086	5,599,726
GSK PLC	309,841	6,129,490
Mereo Biopharma Group PLC, ADR(a)(b)	242,039	626,881
		12,356,097
United States — 55.0%
4D Molecular Therapeutics Inc.(a)(b)	68,598	231,175
Allogene Therapeutics Inc.(a)(b)	250,460	420,773
Arcellx Inc.(a)	62,780	4,077,561
Arcturus Therapeutics Holdings Inc.(a)	43,220	553,648
Arcus Biosciences Inc.(a)(b)	84,597	740,224
Beam Therapeutics Inc.(a)(b)	8,557	170,541
BioCryst Pharmaceuticals Inc.(a)	332,911	2,946,262
Cargo Therapeutics Inc.(a)	56,318	257,373
Celcuity Inc.(a)	53,850	599,889
CRISPR Therapeutics AG(a)	9,523	368,254
Exelixis Inc.(a)	148,150	5,800,073
Geron Corp.(a)	995,325	1,403,408
Ginkgo Bioworks Holdings Inc.(a)(b)	63,858	470,634
ImmunityBio Inc.(a)(b)	282,057	707,963
Immunome Inc.(a)	89,252	784,525
Incyte Corp.(a)	69,899	4,379,871
Intellia Therapeutics Inc.(a)(b)	11,466	101,703
Iovance Biotherapeutics Inc.(a)(b)	435,302	1,562,734
Security	Shares	Value
United States (continued)
Janux Therapeutics Inc.(a)	81,599	$2,709,087
Kura Oncology Inc.(a)	115,383	756,913
Ligand Pharmaceuticals Inc.(a)	2,168	238,177
Merck & Co. Inc.	51,477	4,385,840
Moderna Inc.(a)	119,469	3,409,645
Novavax Inc.(a)(b)	269,670	1,798,699
OmniAb Inc.(a)(b)	171,216	291,067
OmniAb Inc., 12.50 Earnout Shares(c)	19,498	—
OmniAb Inc., 15.00 Earnout Shares(c)	19,498	—
ORIC Pharmaceuticals Inc.(a)(b)	74,094	423,077
Pacific Biosciences of California Inc.(a)(b)	424,927	471,669
Regeneron Pharmaceuticals Inc.	6,822	4,084,741
Revolution Medicines Inc.(a)	110,429	4,459,123
Rigel Pharmaceuticals Inc.(a)(b)	30,362	593,881
Sangamo Therapeutics Inc.(a)	351,159	271,130
SpringWorks Therapeutics Inc.(a)	116,096	5,375,245
Twist Bioscience Corp.(a)(b)	99,310	3,805,559
Verve Therapeutics Inc.(a)	110,942	629,041
Vir Biotechnology Inc.(a)(b)	154,189	943,637
Xencor Inc.(a)	116,192	1,280,436
		61,503,578
Total Long-Term Investments — 99.5% (Cost: $129,309,459)		111,186,755
Short-Term Securities
Money Market Funds — 13.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	14,714,039	14,719,925
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	150,000	150,000
Total Short-Term Securities — 13.3% (Cost: $14,869,282)		14,869,925
Total Investments — 112.8% (Cost: $144,178,741)		126,056,680
Liabilities in Excess of Other Assets — (12.8)%		(14,283,649)
Net Assets — 100.0%		$111,773,031

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Genomics Immunology and Healthcare ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,999,352	$1,720,578 (a)	$—	$414	$(419)	$14,719,925	14,714,039	$200,951 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,000	30,000 (a)	—	—	—	150,000	150,000	5,963	—
				$414	$(419)	$14,869,925		$206,914	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Health Care Sector Index	4	06/20/25	$570	$(9,647)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$67,690,332	$43,496,423	$—	$111,186,755
Short-Term Securities
Money Market Funds	14,869,925	—	—	14,869,925
	$82,560,257	$43,496,423	$—	$126,056,680

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Genomics Immunology and Healthcare ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(9,647)	$—	$—	$(9,647)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares